Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	KORE Group Holdings, Inc.
Entity Central Index Key	0001855457
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	86-3078783